SELECTED CONSOLIDATED STATEMENTS OF INCOME (LOSS) DATA (Schedule of Earnings (Loss) Per Share) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
SELECTED STATEMENTS OF OPERATIONS DATA [Abstract]
Net income (losses) available to holders of ordinary shares	$ (5,928)	$ (3,033)	$ 35,076
Weighted average number of shares	56,591,994	56,401,074	55,516,113
Add-employee stock options	0	0	67,000
Adjusted weighted average shares assuming exercise of stock options	56,591,994	56,401,074	55,583,474